Deposits for Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deposits of Property and Equipment Disclosure [Abstract]
Accrued impairment	$ 54,423,377	$ 2,561,110